Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Comp. Table Total for CEO ($)(1) (b)	CAP to CEO (loss) ($)(2)(3) (c)	Average Summary Comp. Table Total for other NEOs ($)(1) (d)	Average CAP to Other NEOs (loss) ($)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($)(5) (h)	Core Revenue ($) (i)
					Total Shareholder Return ($) (f)	Russell 2000 Total Shareholder Return ($) (g)
2023	5,630,110	9,265,590	1,130,974	2,811,575	533	142	$23,696,000	$233,007,000
2022	9,773,674	(36,439,939)	3,565,666	(9,725,102)	83	110	2,630,000	188,171,000
2021	1,914,440	856,633	600,200	127,092	314	138	8,296,000	133,420,000
2020	5,430,680	35,276,080	2,134,478	14,390,511	297	120	18,755,000	95,068,000

Named Executive Officers, Footnote	Compensation for our CEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for other NEOs includes the following NEOs: (a) for 2023: Messrs. Miller, Jones Jr., O'Connor, and Langston; and (b) for 2022: Messrs. Miller and Jones Jr. (and their respective predecessors) and Langston, and (c) for 2021 and 2020: the then-serving COO, the then-serving CFO, and Mr. Langston.
PEO Total Compensation Amount	$ 5,630,110	$ 9,773,674	$ 1,914,440	$ 5,430,680
PEO Actually Paid Compensation Amount	$ 9,265,590	(36,439,939)	856,633	35,276,080
Adjustment To PEO Compensation, Footnote	CAP for our CEO and average CAP for our other NEOs in Covered Years reflect the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to our CEO and other NEOs during the applicable year and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals. Fair values in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.Improvements in our methodology supporting the calculations used to derive compensation actually paid resulted in differences in the amounts shown for 2020 – 2022.
CAP is a prescribed metric which adjusts total NEO compensation from the Summary Compensation Table above to reflect changes in (i) the fair value of NEO's 2023 vested options as of their vesting date, by (ii) the fair value of unvested NEO options as of December 31, 2023, (iii) the fair value of awards that are determined to fail to meet the applicable vesting conditions as of December 31, 2023, and (iv) pension adjustments, dividends or other compensation not otherwise included in the Summary Compensation Table. The amounts deducted or added in calculating these equity award adjustments for 2023 are as follows:

	CEO 2023	CEO 2022	CEO 2021	CEO 2020	Other NEOs 2023	Other NEOs 2022	Other NEOs 2021	Other NEOs 2020
Summary Compensation Table Total	$5,630,110	$9,773,674	$1,914,440	$5,430,680	$1,130,974	$3,565,666	$600,200	$2,134,478
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$3,514,000	$7,858,500	$—	$3,816,540	$524,688	$3,154,960	$—	$1,516,830
Plus Fair Value for Unvested Awards Granted in the Covered Year	$3,356,000	$(14,406,000)	$—	$13,153,140	$368,375	$(3,260,710)	$—	$5,227,530
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$3,793,480	$(23,949,113)	$(1,057,807)	$20,508,800	$1,836,913	$(6,133,459)	$(473,108)	$8,545,333
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	$—	$—	$—	$—	$—	$—	$—	$—
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—	$—	$—	$(741,638)	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$9,265,590	$(36,439,939)	$856,633	$35,276,080	$2,811,575	$(9,725,102)	$127,092	$14,390,511

Non-PEO NEO Average Total Compensation Amount	$ 1,130,974	3,565,666	600,200	2,134,478
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,811,575	(9,725,102)	127,092	14,390,511
Adjustment to Non-PEO NEO Compensation Footnote	CAP for our CEO and average CAP for our other NEOs in Covered Years reflect the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to our CEO and other NEOs during the applicable year and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals. Fair values in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.Improvements in our methodology supporting the calculations used to derive compensation actually paid resulted in differences in the amounts shown for 2020 – 2022.
CAP is a prescribed metric which adjusts total NEO compensation from the Summary Compensation Table above to reflect changes in (i) the fair value of NEO's 2023 vested options as of their vesting date, by (ii) the fair value of unvested NEO options as of December 31, 2023, (iii) the fair value of awards that are determined to fail to meet the applicable vesting conditions as of December 31, 2023, and (iv) pension adjustments, dividends or other compensation not otherwise included in the Summary Compensation Table. The amounts deducted or added in calculating these equity award adjustments for 2023 are as follows:

	CEO 2023	CEO 2022	CEO 2021	CEO 2020	Other NEOs 2023	Other NEOs 2022	Other NEOs 2021	Other NEOs 2020
Summary Compensation Table Total	$5,630,110	$9,773,674	$1,914,440	$5,430,680	$1,130,974	$3,565,666	$600,200	$2,134,478
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$3,514,000	$7,858,500	$—	$3,816,540	$524,688	$3,154,960	$—	$1,516,830
Plus Fair Value for Unvested Awards Granted in the Covered Year	$3,356,000	$(14,406,000)	$—	$13,153,140	$368,375	$(3,260,710)	$—	$5,227,530
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$3,793,480	$(23,949,113)	$(1,057,807)	$20,508,800	$1,836,913	$(6,133,459)	$(473,108)	$8,545,333
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	$—	$—	$—	$—	$—	$—	$—	$—
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—	$—	$—	$(741,638)	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$9,265,590	$(36,439,939)	$856,633	$35,276,080	$2,811,575	$(9,725,102)	$127,092	$14,390,511

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Core Revenue: Core Revenue is a non-GAAP financial measure that consists of Renewal Commissions, Renewal Royalty Fees, New Business Commissions, New Business Royalty Fees, and Agency Fees. For a discussion of Core Revenue, including how Core Revenue is calculated from the Company's audited financial statements, see our Annual Report in the section entitled “Item 7. Management’s discussion and analysis of financial condition and results of operations — Non-GAAP Financial Measures."
•Adjusted EBITDA: Adjusted EBITDA is defined as net income (the most directly comparable GAAP measure) before interest, income taxes, depreciation, and amortization, adjusted to exclude equity-based compensation and other non-operating items, including, among other things, certain non-cash charges and certain non-recurring or non-operating gains or losses. For a discussion of Adjusted EBITDA, including how Adjusted EBITDA is calculated from Goosehead’s audited financial statements, see our Annual Report in the section entitled “Item 7. Management's discussion and analysis of financial condition and results of operations — Non-GAAP Financial Measures.”

Total Shareholder Return Amount	$ 533	83	314	297
Peer Group Total Shareholder Return Amount	142	110	138	120
Net Income (Loss)	$ 23,696,000	$ 2,630,000	$ 8,296,000	$ 18,755,000
Company Selected Measure Amount	233,007,000	188,171,000	133,420,000	95,068,000
Additional 402(v) Disclosure	The columns “Total Shareholder Return” and “Russell 2000 Total Shareholder Return” are calculated based on an initial fixed investment of $100 in the Company and the Russell 2000 Index, respectively, from the beginning of the earliest year in the table (2020) through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K. (5) Net Income is prepared in accordance with GAAP.
Measure:: 1
Pay vs Performance Disclosure
Name	Core Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
PEO | Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,514,000	$ 7,858,500	$ 0	$ 3,816,540
PEO | Fair Value For Unvested Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,356,000	(14,406,000)	0	13,153,140
PEO | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,793,480	(23,949,113)	(1,057,807)	20,508,800
PEO | Fair Value Of Awards Granted In The Covered Year That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value Of Incremental Dividends Or Earnings Paid On Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,688	3,154,960	0	1,516,830
Non-PEO NEO | Fair Value For Unvested Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,375	(3,260,710)	0	5,227,530
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,836,913	(6,133,459)	(473,108)	8,545,333
Non-PEO NEO | Fair Value Of Awards Granted In The Covered Year That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(741,638)	0	0
Non-PEO NEO | Fair Value Of Incremental Dividends Or Earnings Paid On Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0